SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Feb. 28, 2014
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity:

	Year ended February 28, 2014		Year ended February 28, 2013
	Options	Weighted Average Price (CAD)	Options	Weighted Average Price (CAD)

Opening Balance	2,529,088	4.89	2,396,079	$5.90
Granted	1,649,550	1.86	711,500	$2.82
Exercised	(313,914)	1.35	(24,047)	$2.06
Forfeited	(691,403)	4.70	(554,444)	$6.72
Closing Balance	3,173,321	$3.71	2,529,088	$4.89

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards

The following are the weighted average values used in determining the fair value of options granted in 2014 and 2013:

	Year ended
	February 28, 2014	February 28, 2013
Volatility	77.9%	71.5%
Risk Free Rate	1.33%	1.10%
Dividend Yield	Nil	Nil
Average Expected Life	4 yrs	4 yrs

Schedule of Stock Options Outstanding and Exercisable

The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 28, 2014:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)

$1.21	$1.44	528,600	4.72	$1.21	-	-	$0.00
$1.45	$2.07	418,950	4.60	$2.05	1,500	0.08	$1.94
$2.08	$2.16	108,000	3.75	$2.08	33,726	3.75	$2.08
$2.17	$2.49	652,250	4.19	$2.24	-	-	$0.00
$2.50	$3.16	507,070	3.40	$2.93	190,443	3.36	$2.94
$3.17	$6.24	307,436	1.32	$5.76	276,738	1.27	$5.79
$6.25	$6.66	33,500	0.44	$6.44	33,370	0.44	$6.44
$6.67	$7.00	369,715	2.20	$6.77	253,686	2.20	$6.77
$7.01	$13.33	247,800	1.07	$10.52	237,850	1.06	$10.60

		3,173,321	3.40	$3.71	1,027,313	$1.89	$6.51